Performance Management - Union Street Partners Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 800-673-0550.

The following bar chart shows the annual returns for Class A shares of the Fund for each of the most recent ten full calendar years of the Fund’s operations. The performance of the Fund’s Class C shares and Advisor Class shares will differ because the expenses of the Classes differ.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table below shows how the average annual total returns of the Fund’s Classes of shares compare to those of the Fund’s benchmark, the S&P 500® Index, and the Russell 1000® Value Index, which is the Fund’s secondary index.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include sales charges that may have been paid when investors bought and sold shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Union Street Partners Value Fund(Class A)Total Returns
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the Class A shares highest return for a calendar quarter was 18.07% (quarter ended 6/30/2020) and the Class A shares lowest return for a calendar quarter was -25.29% (quarter ended 3/31/2020).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	18.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(25.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for the Period Ended December 31, 2025
Performance Table Market Index Changed	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Russell 1000® Value Index, the Fund’s previous broad-based securities market index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
The table below shows how the average annual total returns of the Fund’s Classes of shares compare to those of the Fund’s benchmark, the S&P 500® Index, and the Russell 1000® Value Index, which is the Fund’s secondary index. The table also presents the impact of taxes on the Fund’s Class A shares. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns for the Class C and Advisor Class shares will differ from those of the Class A shares as the expenses of the Classes differ.

Performance Availability Phone [Text]	800-673-0550